SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($) Bonifide $ / shares	Sep. 30, 2014 USD ($) Bonifide	Sep. 30, 2015 USD ($) Bonifide $ / shares	Sep. 30, 2014 USD ($) Bonifide	Dec. 31, 2014 USD ($) Bonifide	Dec. 31, 2013	Jul. 29, 2015 shares	Jul. 07, 2015 shares
Net loss allocable to common shareholders	$ 4,443,264	$ 4,836,115	$ 11,159,250	$ 7,340,038
Negative working capital	$ 7,044,860		$ 7,044,860
Increase authorized common shares | shares							500,000,000	150,000,000
Common stock tradded price per share | $ / shares	$ 0.17		$ 0.17
Accumulated amortization on the amortizable intangible assets	$ 155,237		$ 155,237		$ 0
Amortization expense	66,530		$ 155,237
Minimum [Member]
Identifiable intangible assets amortized period			5 years
Maximum [Member]
Identifiable intangible assets amortized period			10 years
Weighted-Average [Member]
Identifiable intangible assets amortized period			6 years 29 days
Accounts Receivable [Member] | Maximum [Member]
Percentage of accounts receivable					10.00%	10.00%
Customer A [Member]
Accounts receivable	$ 122,046		$ 122,046
Customer A [Member] | Revenues [Member]
Percentage of accounts receivable	10.00%	10.00%	10.00%	10.00%
Number of customer | Bonifide	0	1	0	2
Revenue		$ 732,225		$ 2,187,797
Customer A [Member] | Accounts Receivable [Member]
Accounts receivable					$ 172,684
Percentage of accounts receivable			10.00%		10.00%
Number of customer | Bonifide			1		1
Customer E [Member] | Revenues [Member]
Revenue				$ 1,506,880